Basis Of Presentation and Summary of Significant Accounting Policies Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Earnings Per Share [Line Items]
Income from Continuing Operations attributable to ARAMARK Holdings stockholders					$ 70,386	$ 103,254	$ 95,578
Income (loss) from Discontinued Operations attributable to ARAMARK Holdings stockholders					(1,030)	297	(11,732)
Net income (loss) attributable to ARAMARK Holdings stockholders	$ 12,916	$ (40,104)	$ 57,678	$ 2,710	$ 69,356	$ 103,551	$ 83,846
Basic weighted-averages shares outstanding	230,693,000	201,468,000	218,653,000	201,728,000	201,916,000	203,211,000	203,525,000
Effect of dilutive securities	12,683,000		10,757,000	7,113,000	7,454,000	6,496,000	6,474,000
Diluted weighted-averages shares outstanding	243,376,000	201,468,000	229,410,000	208,841,000	209,370,000	209,707,000	209,999,000
Basic:
Income from Continuing Operations					$ 0.35	$ 0.51	$ 0.47
Income (loss) from Discontinued Operations					$ (0.01)		$ (0.06)
Net income	$ 0.06	$ (0.20)	$ 0.26	$ 0.01	$ 0.34	$ 0.51	$ 0.41
Diluted:
Income from Continuing Operations					$ 0.34	$ 0.49	$ 0.46
Income (loss) from Discontinued Operations					$ (0.01)		$ (0.06)
Net income	$ 0.05	$ (0.20)	$ 0.25	$ 0.01	$ 0.33	$ 0.49	$ 0.40
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		8,800,000	3,700,000	6,400,000
Share-based awards
Diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					6,000,000	3,200,000	7,200,000
Performance-based options
Diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					7,800,000	8,700,000	7,200,000